Shareholder Report, Line Graph (Details) LMA0700_ClearBridge Dividend Strategy Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 2,897,911	$ 2,476,828	$ 2,165,510	$ 2,357,683	$ 1,858,913	$ 1,721,853	$ 1,311,296	$ 1,378,080	$ 1,153,701	$ 1,000,000	$ 3,261,047
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,244,826	2,620,858	2,080,759	2,575,418	2,049,495	1,695,370	1,293,987	1,365,567	1,127,351	1,000,000	$ 3,801,166
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 3,378,640	$ 2,702,486	$ 2,139,945	$ 2,613,222	$ 2,030,390	$ 1,714,874	$ 1,304,222	$ 1,364,025	$ 1,119,599	$ 1,000,000	$ 3,982,741